Cover	May 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2025
Entity File Number	001-41552
Entity Registrant Name	ATLAS LITHIUM CORPORATION
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Antonio de Albuquerque
Entity Address, Address Line Two	156 – 17th Floor
Entity Address, Address Line Three	Belo Horizonte
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.112-010
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ATLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable